Contingent Liabilities and Commitments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of contingent liabilities [abstract]
Summary of Contingent Liabilities and Commitments

		Group
	2021	2020
	£m	£m
Guarantees given to third parties	363	939
Formal standby facilities, credit lines and other commitments	37,346	42,221
	37,709	43,160